Shareholders’ Equity (Deficit) (Details) - Schedule of Options to Consultants	12 Months Ended
	Dec. 31, 2023 $ / shares shares
2015 [Member]
Schedule of Options to Consultants [Line Items]
In connection with	Rendered services
No. of options issued	110,655
No. of options exercisable	110,655
Exercise price (in Dollars per share) | $ / shares	$ 0.003
2017 [Member]
Schedule of Options to Consultants [Line Items]
In connection with	Rendered services
No. of options issued	36,885
No. of options exercisable	36,885
Exercise price (in Dollars per share) | $ / shares	$ 0.003
2021 [Member]
Schedule of Options to Consultants [Line Items]
In connection with	Rendered services
No. of options issued	69,090
No. of options exercisable	69,090
2023 [Member]
Schedule of Options to Consultants [Line Items]
In connection with	Rendered services	[1]
No. of options issued	100,000	[1]
No. of options exercisable	37,778	[1]
Exercise price (in Dollars per share) | $ / shares	$ 0.546	[1]
Minimum [Member] | 2021 [Member]
Schedule of Options to Consultants [Line Items]
Exercise price (in Dollars per share) | $ / shares	0.003
Maximum [Member] | 2021 [Member]
Schedule of Options to Consultants [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.25

[1]	On April 27, 2023, the Company’s Board of Directors approved the additional grant of options to purchase up to 100,000 Ordinary Shares to a consultant, with an exercise price of $0.55 per share. The options will expire at the earlier of (i) ten years from the date of grant or (ii) 90 days following a termination of services. The fair value of each option as of the grant date was $0.26, determined using the Black-Scholes option pricing model and the total expenses of $26 thousand will be expensed over the option vesting periods of three years.